Note 6 - Deposits 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Time Deposit Maturities [Table Text Block]
Nine Months Ending September 30,

2024	$23,687
2025	79,167
2026	13,809
2027	2,968
2028	1,013
Thereafter	283

Total	$120,927

Year Ending December 31,

2024	$73,766
2025	29,549
2026	4,273
2027	2,728
2028	798

Total	$111,114